CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (RUB) In Millions, except Share data, unless otherwise specified	Total	Redeemable noncontrolling interest	Total equity attributable to the Group	Common stock	Treasury stock	Additional paid-in capital	Accumulated other comprehensive (loss)	Retained earnings	Non-redeemable noncontrolling interest
Balances at Dec. 31, 2010		2,650
Balances at Dec. 31, 2010	126,686		95,235	199	(26,084)		(14,210)	135,330	31,451
Balances (in shares) at Dec. 31, 2010				1,993,326,138	(76,456,876)
Increase (Decrease) in Shareholders' Equity
Net income	45,740		42,315					42,315	3,425
Net income		199
Other comprehensive (loss) / income, net of tax	2,474	95	2,444				2,444		30
Dividends declared by MTS	(28,919)		(28,919)					(28,919)
Dividends to noncontrolling interest	(5,701)	(154)							(5,701)
Change in fair value of noncontrolling interest of K-Telecom	195	(195)	195					195
Acquisition of own stock	(2)		(2)		(2)
Acquisition of own stock (in shares)					(8,000)
Exercise of put option in Comstar-UTS	360		360					360
Comstar-UTS merger	312		11,544	8	1,624	9,912			(11,232)
Comstar-UTS merger (in shares)				73,087,424	(1,031,849)
Acquisition of noncontrolling interest in Comstar-UTS	(4,653)		(1,262)					(1,262)	(3,391)
Acquisition of noncontrolling interest in MGTS (Note 3)	(20,968)		(9,780)			(9,780)			(11,188)
Increase in ownership in subsidiaries (Note 3)	(564)		(22)			(22)			(542)
Balances at Dec. 31, 2011		2,595
Balances at Dec. 31, 2011	114,960		112,108	207	(24,462)	110	(11,766)	148,019	2,852
Balances (in shares) at Dec. 31, 2011				2,066,413,562	(77,496,725)
Increase (Decrease) in Shareholders' Equity
Net income	30,336		29,642					29,642	694
Net income		276
Other comprehensive (loss) / income, net of tax	(1,869)	(239)	(1,910)				(1,910)		41
Dividends declared by MTS	(29,257)		(29,257)					(29,257)
Dividends to noncontrolling interest		(367)
Change in fair value of noncontrolling interest of K-Telecom	(33)	33	(33)					(33)
Sale of own stock					0
Sale of own stock (in shares)					2,340
Repurchase of own shares by MGTS (Note 23)	(262)		57			57			(319)
Disposal of Business-Nedvizhimost in 2013 Stream in 2012 and (Note 3)	116		116			116
Balances at Dec. 31, 2012	2,298	2,298
Balances at Dec. 31, 2012	113,991		110,723	207	(24,462)	283	(13,676)	148,371	3,268
Balances (in shares) at Dec. 31, 2012	2,066,413,562			2,066,413,562	(77,494,385)
Increase (Decrease) in Shareholders' Equity
Net income	80,532		79,839					79,839	693
Net income		256
Other comprehensive (loss) / income, net of tax	(1,344)	97	(1,354)				(1,354)		10
Issuance of Stock Options (Note 2)	94		94			94
Dividends declared by MTS	(39,419)		(39,419)					(39,419)
Dividends to noncontrolling interest		(293)
Change in fair value of noncontrolling interest of K-Telecom	(574)	574	(574)					(574)
Sale of own stock	1		1		0	1
Sale of own stock (in shares)					2,888
Disposal of Business-Nedvizhimost in 2013 Stream in 2012 and (Note 3)	2,792		2,641			2,641			151
Acquisition of own stock	(20)		(20)		(20)
Acquisition of own stock (in shares)					(90,881)
Balances at Dec. 31, 2013	2,932	2,932
Balances at Dec. 31, 2013	156,053		151,931	207	(24,482)	3,019	(15,030)	188,217	4,122
Balances (in shares) at Dec. 31, 2013	2,066,413,562			2,066,413,562	(77,582,378)